Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income (loss) before income taxes

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Income (loss) from overseas entities	(4,172,691)	3,020,403	(7,665,988)
Loss from PRC entities	(5,908,358)	(13,931,143)	(41,502,270)
Loss before income taxes	(10,081,049)	(10,910,740)	(49,168,258)

Schedule of income tax expenses (benefits)

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Current income tax expenses	145,235	170,502	557,797
Deferred tax benefits	(493,243)	(473,704)	(391,477)
Total income tax expenses (benefits)	(348,008)	(303,202)	166,320

Reconciliation of the differences between the statutory tax rate and the effective tax rate

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(1.31)%	(2.53)%	(0.38)%
Tax effect of permanent difference	(5.53)%	(9.03)%	(15.54)%
Effect on tax rates in different tax jurisdiction	(7.30)%	5.18%	(0.50)%
Changes in valuation allowance and others	(7.41)%	(15.84)%	(8.92)%
Effective tax rate	3.45%	2.78%	(0.34)%

Schedule of significant components of the Group's deferred tax balances

	As of December 31
	2020	2021
	RMB	RMB
Deferred tax assets
Tax losses carryforwards	4,993,187	8,528,736
Advertising expenses in excess of deduct limit	1,045,473	1,830,543
Asset impairment and allowances for credit losses	749,373	1,575,404
Accrued expenses and others	2,176,173	1,732,080
Total deferred tax assets	8,964,206	13,666,763
Less: valuation allowance	(8,019,931)	(13,065,611)
Deferred tax assets, net	944,275	601,152
Deferred tax liabilities
Amortization expense of intangible assets	1,314,213	659,926
Depreciation expense of property and equipment, and others	282,826	202,513
Deferred tax liabilities	1,597,039	862,439

Schedule of future expirations of tax losses arising in PRC

As of December 31,
2021
RMB
Loss expiring in 2022	1,266,874
Loss expiring in 2023	2,217,239
Loss expiring in 2024	1,636,420
Loss expiring in 2025	7,707,475
Loss expiring in 2026 and thereafter	21,757,992
Total	34,586,000

Schedule of deferred tax assets and liabilities classification in the consolidated balance sheets

	As of December 31
	2020	2021
	RMB	RMB

Classification in the consolidated balance sheets:
Deferred tax assets, net	190,951	224,491
Deferred tax liabilities	843,715	485,778